Average Annual Total Returns (International Index Trust)	12 Months Ended
May 01, 2011
MSCI EAFE Index (gross of foreign withholding tax on dividends)
Average Annual Return:
One Year	8.21%
Since Inception	26.07%
Date of Inception	May 01, 2009
Series NAV, International Index Trust
Average Annual Return:
One Year	7.72%
Since Inception	24.83%
Date of Inception	May 01, 2009